Segment reporting	12 Months Ended
Dec. 31, 2019
Operating segments [Abstract]
Segment reporting
rtable segments reflect the operating segments of the Group that are regularly reviewed by the Chief Executive Officer (the “chief operating decision maker” as defined under IFRS 8 – Operating Segments) for making strategic decisions, allocating resources and assessing performance and that exceed the quantitative thresholds provided in IFRS 8, or whose information is considered useful for the users of the financial statements. The Group's reportable segments include the four regional mass-market vehicle operating segments (North America, LATAM, APAC and EMEA) and the Maserati global luxury brand operating segment, which are described as follows:

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North America designs, engineers, develops, manufactures and distributes vehicles. North America mainly earns its revenues from the sale of vehicles under the Chrysler, Jeep, Dodge, Ram, Fiat and Alfa Romeo brand names and from sales of the related parts and accessories in the United States, Canada, Mexico and Caribbean islands.

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LATAM designs, engineers, develops, manufactures and distributes vehicles. LATAM mainly earns its revenues from the sale of passenger cars and light commercial vehicles and related spare parts under the Fiat and Jeep brand names in South and Central America as well as from the distribution of the Chrysler, Dodge and Ram brand cars in the same region. In addition, the segment provides financial services to the dealer network in Brazil and to the dealer network and retail customers in Argentina.

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APAC mainly earns its revenues from the distribution and sale of cars and related spare parts under the Abarth, Alfa Romeo, Chrysler, Dodge, Fiat and Jeep brands mostly in China, Japan, Australia, South Korea and India. These activities are carried out through both subsidiaries and joint ventures. In addition, the segment provides financial services to the dealer network and retail customers in China.

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EMEA designs, engineers, develops, manufactures and distributes vehicles. EMEA mainly earns its revenues from the sale of passenger cars and light commercial vehicles under the Fiat, Alfa Romeo, Lancia, Abarth, Jeep and Fiat Professional brand names, the sale of the related spare parts in Europe, Middle East and Africa, and from the distribution of the Chrysler, Dodge and Ram brand vehicles in these areas. In addition, the segment provides financial services related to the sale of cars and light commercial vehicles in Europe, primarily through the FCA Bank joint venture and Fidis S.p.A., a fully owned captive finance company that is mainly involved in the factoring business.

•	Maserati designs, engineers, develops, manufactures and distributes vehicles. Maserati earns its revenues from the sale of luxury vehicles under the Maserati brand.
Transactions among the mass-market vehicle segments generally are presented on a “where-sold” basis, which reflects the profit/(loss) on the ultimate sale to third party customer within the segment. This presentation generally eliminates the effect of the legal entity transfer price within the segments. Revenues of the other segments, aside from the mass-market vehicle segments, are those directly generated by or attributable to the segment as the result of its usual business activities and include revenues from transactions with third parties as well as those arising from transactions with segments, recognized at normal market prices.
During 2019, our previously reported “NAFTA” segment was renamed “North America” in response to the expected ratification of the United States–Mexico–Canada Agreement (“USMCA”). Other than the change of name, no other changes were made to the segment.
The results of our Magneti Marelli business were previously reported within the Components segment along with our industrial automation systems design and production business and our cast iron and aluminum components business. Following the classification of Magneti Marelli as a discontinued operation for the years ended December 31, 2019, 2018 and 2017 (refer to Note 3, Scope of consolidation), the remaining activities within Components segment are no longer considered a separate reportable segment as defined by IFRS 8 and are reported within “Other activities” below.
Other activities include the results of our industrial automation systems design and production business and our cast iron and aluminum components business, as well as the activities and businesses that are not operating segments under IFRS 8 – Operating Segments. Refer to Note 3, Scope of consolidation for detail on the announced sale of Teksid's cast iron automotive components business). In addition, Unallocated items and eliminations include consolidation adjustments, eliminations, as well as costs related to the launch of the Alfa Romeo Giulia platform which were not allocated to the mass-market vehicle segments due to the limited number of shipments. Financial income and expenses and income taxes are not attributable to the performance of the segments as they do not fall under the scope of their operational responsibilities.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the measure used by the chief operating decision maker to assess performance, allocate resources to the Group's operating segments and to view operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT excludes certain adjustments from Net profit from continuing operations including gains/(losses) on the disposal of investments, restructuring, impairments, asset write-offs and unusual income/(expenses) that are considered rare or discrete events that are infrequent in nature, and also excludes Net financial expenses and Tax expense/(benefit). See below for a reconciliation of Net profit from continuing operations, which is the most directly comparable measure included in our Consolidated Income Statement, to Adjusted EBIT. Operating assets are not included in the data reviewed by the chief operating decision maker, and as a result and as permitted by IFRS 8 – Operating Segments, the related information is not provided.
The following tables summarize selected financial information by segment for the years ended December 31, 2019, 2018 and 2017:

	Mass-Market Vehicles
2019	North America		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€73,357		€8,461		€2,814		€20,571		€1,603		€3,009		€(1,628)	€108,187
Revenues from transactions with other segments	(20)		(12)		(52)		(105)		(11)		(1,428)		1,628		—
Revenues from third party customers		€73,337		€8,449		€2,762		€20,466		€1,592		€1,581		€—	€108,187

Net profit from continuing operations															€2,700
Tax expense															€1,321
Net financial expenses															€1,005
Adjustments:
Impairment expense and supplier obligations(1)(5)		€98	€		€			€441		€210	€			€793	€1,542
Restructuring costs, net of reversals(2)(5)		€23		€127	€			€(9)		€3	€			€10	€154
Gains on disposal of investments	€		€		€		€		€			€(15)	€		€(15)
Brazilian indirect tax - reversal of liability/recognition of credits(3)	€			€(164)	€		€		€		€		€		€(164)
Other(4)(5)		€45		€4		€(4)		€(7)		€8		€7		€72	€125
Adjusted EBIT		€6,690		€501		€(36)		€(6)		€(199)		€(173)		€(109)	€6,668

Share of profit of equity method investees	€		€			€(126)		€318	€			€15		€1	€208
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(1) Impairment expense recognized in the year ended December 31, 2019 for EMEA, Maserati and also not allocated to a specific region. Additionally, impairment expense recognized in previous quarters in North America and Maserati, as well as supplier obligations of €6 million in EMEA.
(2) Restructuring costs, mainly related to LATAM, EMEA and North America, primarily includes €76 million of write-down of Property, plant and equipment and €118 million related to the recognition of provisions for restructuring, partially offset by the reversal of previously recorded provisions, primarily €46 million in EMEA.
(3) Gains in relation to the recognition of credits for amounts paid in prior years in relation to indirect taxes in Brazil (refer to Note 15, Trade and other receivables in the Consolidated Financial Statements).
(4) Other costs, primarily relating to litigation proceedings (refer to Note 25, Guarantees granted, commitments and contingent liabilities in the Consolidated Financial Statements).
(5) During the year ended December 31, 2019 impairment charges of €1,589 million were recorded, classified within Impairment expense and supplier obligations, Restructuring costs, net of reversals and Other above. These comprised €636 million of Property, plant and equipment (refer to Note 11, Property, plant and equipment in the Consolidated Financial Statements included elsewhere in this report) and €953 million of Other intangible assets (refer to Note 10, Other intangible assets in the Consolidated Financial Statements included elsewhere in this report).

	Mass-Market Vehicles
2018	North America		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€72,384		€8,152		€2,703		€22,815		€2,663		€2,888		€(1,193)	€110,412
Revenues from transactions with other segments	(31)		(10)		(57)		(101)		(18)		(976)		1,193		—
Revenues from third party customers		€72,353		€8,142		€2,646		€22,714		€2,645		€1,912		€—	€110,412

Net profit from continuing operations															€3,330
Tax expense															€778
Net financial expenses															€1,056
Adjustments:
Charge for U.S. diesel emission matters(1)	€		€		€		€		€		€			€748	€748
Impairment expense and supplier obligations(2)		€16		€8		€11		€307	€		€			€11	€353
China inventory impairment(3)	€		€			€129	€		€		€		€		€129
Costs for recall, net of recovery - airbag inflators(4)		€114	€		€		€		€		€		€		€114
U.S. special bonus payment(5)		€109	€		€		€		€			€2	€		€111
Restructuring costs, net of reversals(6)	€			€(28)		€—		€123		€—		€8		€—	€103
Employee benefits settlement losses(7)		€92	€		€		€		€		€		€		€92
Port of Savona (Italy) fire and flood(8)	€			€—		€—		€2		€11		€30		€—	€43
(Recovery of)/costs for recall - contested with supplier(9)		€(50)	€		€		€		€		€		€		€(50)
North America capacity realignment(10)		€(60)		€—		€—		€—		€—		€—	€		€(60)
Brazil indirect tax - reversal of liability/recognition of credits(11)	€			€(54)	€		€		€			€(18)	€		€(72)
Other		€1		€—		€—		€30		€—		€12		€20	€63
Adjusted EBIT		€6,230		€359		€(296)		€406		€151		€(40)		€(72)	€6,738

Share of profit of equity method investees		€—		€—		€(67)		€284		€—		€22		€1	€240
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(1) A provision of €748 million was recognized for costs related to final settlements reached on civil, environmental and consumer claims related to U.S. diesel emissions matters. Refer to Note 25, Guarantees granted, commitments and contingent liabilities;
(2) Impairment expense of €297 million and supplier obligations of €56 million, primarily in EMEA, resulting from changes in product plans in connection with the 2018-2022 business plan;
(3) Impairment of inventory in connection with acceleration of new emissions standards in China and slower than expected sales. Refer to Note 14, Inventories;
(4) Accrual in relation to costs for recall campaigns related to Takata airbag inflators, net of recovery;
(5) Special bonus payment of $2,000 to approximately 60,000 employees in North America as a result of the U.S. Tax Cuts and Jobs Act;
(6) Restructuring costs primarily consisting of €123 million in EMEA, partially offset by the reversal of €28 million of previously recorded restructuring costs in LATAM;
(7) Charges arising on settlement of a portion of a supplemental retirement plan and an annuity buyout in North America. Refer to Note 19, Employee benefits liabilities;
(8) Costs in relation to the Port of Savona (Italy) flood and fire;
(9) Recovery of amounts accrued in 2016 in relation to costs for recall contested with a supplier;
(10) Reduction of costs in relation to the North America capacity realignment which were accrued in 2015;
(11) Credits recognized related to indirect taxes in Brazil.

	Mass-Market Vehicles
2017	North America		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€66,094		€8,004		€3,250		€22,700		€4,058		€3,248		€(1,624)	€105,730
Revenues from transactions with other segments	(47)		(10)		(32)		(116)		(21)		(1,398)		1,624		—
Revenues from third party customers		€66,047		€7,994		€3,218		€22,584		€4,037		€1,850		€—	€105,730

Net profit from continuing operations															€3,291
Tax expense															€2,588
Net financial expenses															€1,345
Adjustments:
Reversal of a Brazilian indirect tax liability(1)	€		€		€		€		€		€		€		€(895)
Impairment expense(2)	€			€77	€			€142	€		€		€		€219
Recall campaigns - airbag inflators(3)		€29		€73	€		€		€		€		€		€102
Restructuring costs/(reversal)(4)		€(1)		€75	€		€		€			€11		€1	€86
Deconsolidation of Venezuela(5)	€			€42	€		€		€		€		€		€42
North America capacity realignment(6)		€(38)	€		€		€		€		€		€		€(38)
Tianjin (China) port explosion, net of insurance recoveries(7)	€		€			€(68)	€		€		€		€		€(68)
Gain on disposal of investments(8)	€		€		€		€		€			€(27)		€(49)	€(76)
Other		€(1)	€			€1	€		€			€12		€1	€13
Adjusted EBIT		€5,227		€151		€172		€735		€560		€(98)		€(138)	€6,609

Share of profit of equity method investees		€—		€—		€75		€306		€—		€18		€1	€400
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(1) As this liability related to the Group’s Brazilian operations in multiple segments, it was not attributed to the results of the related segments;
(2) Impairment expense in EMEA relates to changes in global product portfolio. Impairment expense in LATAM relates to product portfolio changes and the impairment of certain real estate assets in Venezuela, in the second quarter of 2017 due to the continued deterioration of the economic conditions;
(3) Refer to Note 20, Provisions and Note 25, Guarantees granted, commitments and contingent liabilities;
(4) Primarily related to workforce restructuring costs related to LATAM;
(5) Refer to Note 3, Scope of consolidation;
(6) Income related to adjustments to reserves for the North America capacity realignment plan;
(7) Insurance recoveries related to losses incurred in connection with the explosions at the Port of Tianjin (China) in August 2015 are excluded from Adjusted EBIT to the extent the insured loss to which the recovery relates was excluded from Adjusted EBIT. Insurance recoveries are included in Adjusted EBIT to the extent they relate to costs, increased incentives or business interruption losses that were included in Adjusted EBIT;
(8) Refer to Note 3, Scope of consolidation.
Information about geographical area
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2019	2018
	(€ million)
North America(1)	€40,097	€35,493
Italy	10,711	11,478
Brazil	4,064	4,125
Poland	684	937
Serbia	495	571
Other countries	1,320	1,456
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€57,371	€54,060
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(1) Refers to the geographical area and not our North America reporting segment.